UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22930

USCF ETF Trust

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report | December 31, 2022

GLDX
USCF Gold Strategy Plus Income Fund

UDI
USCF Dividend Income Fund

UMI
USCF Midstream Energy Income Fund

USCF ETF TRUST
TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of one or more of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the USCF Gold Strategy Plus Income Fund, the USCF Midstream Energy Income Fund, and the USCF Dividend Income Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, which consists of a unitary management fee that covers all of the expenses of a Fund except for expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, until December 31, 2022.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

2	Semi-Annual Report December 31, 2022

DISCLOSURE OF FUND EXPENSES (unaudited) (continued)

Fund	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Actual(a)	$1,000.00	$1,026.80	0.60%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
USCF Gold Strategy Plus Income Fund
Actual(a)	$1,000.00	$1,014.70	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
USCF Midstream Energy Income Fund
Actual(a)	$1,000.00	$1,101.20	0.85%	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
USCF Dividend Income Fund
Actual(a)	$1,000.00	$1,097.80	0.65%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%	$3.26

(a)	Expenses (net of fee waivers), with respect to a Fund, are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

3

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited)

Besides the following listed commodity futures contracts, United States Treasury Obligations and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2022 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Tin Futures LT, January 2023 contracts	6	$680,995	Jan-23	$62,683	0.7%
LME Lead Futures LL, February 2023 contracts	11	623,443	Feb-23	12,770	0.1%
LME Zinc Futures LX, February 2023 contracts	14	1,010,746	Feb-23	33,391	0.4%
ICE Low Sulphur Gasoil Futures QS, April 2023 contracts	7	600,350	Apr-23	(1,850)	(0.0	)%(a)
	38	2,915,534		106,994	1.2%
United States Contracts
NYMEX Natural Gas Futures NG, March 2023 contracts	14	592,952	Feb-23	(18,392)	(0.2)%
ICE Cotton Futures CT, March 2023 contracts	15	550,300	Mar-23	74,975	0.8%
CBOT Soybean Meal Futures SM, March 2023 contracts	14	575,200	Mar-23	84,200	0.9%
CBOT Soybean Oil Futures BO, March 2023 contracts	16	673,242	Mar-23	(58,170)	(0.7)%
ICE Cocoa Futures CC, March 2023 contracts	25	651,930	Mar-23	(1,930)	(0.0	)%(a)
ICE Coffee Futures KC, March 2023 contracts	10	637,237	Mar-23	(9,863)	(0.1)%
COMEX Copper Future HG, March 2023 contracts	7	609,275	Mar-23	57,562	0.6%
NYMEX Platinum Futures PL, April 2023 contracts	13	661,475	Apr-23	42,410	0.5%
NYMEX NY Harbour ULSD Futures HO, May 2023 contracts	5	626,543	Apr-23	(680)	(0.0	)%(a)
ICE Sugar #11 Futures SB, May 2023 contracts	30	577,472	Apr-23	51,520	0.6%
CBOT Corn Futures C, May 2023 contracts	19	644,025	May-23	75	0.0	%(b)
	168	6,799,651		221,707	2.4%

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Report December 31, 2022

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
Open Commodity Futures Contracts – Short(c)
Foreign Contracts
LME Tin Futures LT, January 2023 contracts	6	$(745,016)	Jan-23	$1,339	0.0	%(b)
LME Zinc Futures LX, February 2023 contracts	5	(371,875)	Feb-23	(1,031)	(0.0	)%(a)
	11	(1,116,891)		308	0.0	%(b)
Total Open Commodity Futures Contracts(d)	217	$8,598,294		$329,009	3.6%

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited) (continued)

	Principal	Market	% of Total
	Amount	Value	Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
4.17%, 2/16/2023	400,000	397,892	4.5%
4.31%, 3/02/2023	400,000	397,157	4.5%
4.25%, 3/09/2023	400,000	396,873	4.4%
4.28%, 3/16/2023	400,000	396,560	4.4%
4.25%, 3/23/2023	400,000	396,220	4.4%
4.38%, 3/30/2023	400,000	395,766	4.4%
Total Treasury Obligations (Cost $2,380,468)		$2,380,468	26.6%
United States – Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 4.27%(e)	504,000	504,000	5.6%
Total Money Market Funds (Cost $504,000)		$504,000	5.6%
Total Investments (Cost $2,884,468)		$3,213,477	35.8%
Other Assets in Excess of Liabilities		5,758,284	64.2%
Total Net Assets		$8,971,761	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption from an authorized participant or to reflect a rebalancing of the SummerHaven Dynamic Commodity Index Total Return).
(d)	Collateral amounted to $714,732 on open commodity futures contracts.
(e)	Reflects the 7-day yield at December 31, 2022.

Summary of Investments by Country^
United States	96.7%
United Kingdom	3.3
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Report December 31, 2022

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited)

Besides the following listed commodity futures contracts, written call options and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2022 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, February 2023 contracts	21	$3,676,260	Feb-23	$158,760	4.2%

The following written call options of the Fund’s wholly-owned subsidiary were open at December 31, 2022: (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $1,900, (Premiums received $10,024)	(21)	$10,024	Jan-23	(13,650)	(0.4)%

7

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
4.55%, 6/22/2023	3,450,000	3,376,072	89.4%
Total Treasury Obligations (Cost $3,376,072)		3,376,072	89.4%
Total Investments (Cost $3,366,048)		$3,521,182	93.2%
Other Assets in Excess of Liabilities		256,811	6.8%
Total Net Assets		$3,777,993	100.0%

(a)	Collateral amounted to $8,869 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.

Summary of Investments by Country^
United States	100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2022

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	74.0%
Pipelines	74.0%
Antero Midstream Corp.	3.9%	653,709	7,053,520
Cheniere Energy, Inc.	7.7%	92,607	13,887,346
DT Midstream, Inc.	4.5%	147,059	8,126,480
Enbridge, Inc.	8.6%	396,950	15,520,745
EnLink Midstream LLC(a)	3.6%	534,415	6,573,304
Equitrans Midstream Corp.	2.2%	595,581	3,990,393
Gibson Energy, Inc.	2.3%	242,868	4,237,352
Hess Midstream LP – Class A	1.8%	107,618	3,219,931
Keyera Corp	4.1%	339,937	7,423,695
Kinder Morgan, Inc.	4.6%	460,751	8,330,378
ONEOK, Inc.	4.6%	126,452	8,307,896
Pembina Pipeline Corp.	4.6%	246,285	8,361,376
Plains GP Holdings LP – Class A(a)	5.9%	853,402	10,616,321
Targa Resources Corp.	7.1%	174,752	12,844,272
TC Energy Corp.	3.9%	174,467	6,954,255
Williams Cos., Inc. (The)	4.6%	253,165	8,329,128
			133,776,392
Total Common Stocks (Cost $111,881,539)	74.0%		133,776,392
Master Limited Partnerships	24.1%
Pipelines	24.1%
Crestwood Equity Partners LP	0.9%	61,500	1,610,685
DCP Midstream LP	0.4%	18,485	717,033
Energy Transfer LP	7.8%	1,194,691	14,180,982
Enterprise Products Partners LP	6.3%	475,370	11,465,924
Holly Energy Partners LP	0.2%	21,819	395,360
Magellan Midstream Partners LP	2.2%	78,629	3,947,962
MPLX LP	4.0%	217,728	7,150,188
Western Midstream Partners LP	2.3%	152,016	4,081,630
			43,549,764
Total Master Limited Partnerships (Cost $32,987,232)	24.1%		43,549,764
Money Market Funds	1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.19%(b) (Cost $2,864,991)	1.6%	2,864,991	2,864,991
Total Investments (Cost $147,733,762)	99.7%		180,191,147
Other Assets in Excess of Liabilities	0.3%		488,103
Total Net Assets	100.0%		$180,679,250

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited) (continued)

Summary of Investments by Country^
United States	76.4%
Canada	23.6
100.0%

Summary of Investments by Sector^
Energy	98.4%
Money Market Fund	1.6
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2022

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	98.2%
Advertising	5.4%
Interpublic Group of Cos., Inc. (The)	3.7%	6,300	209,853
Omnicom Group, Inc.	1.7%	1,170	95,437
			305,290
Banks	19.7%
Associated Banc-Corp.	2.7%	6,599	152,371
Bank of New York Mellon Corp. (The)	3.0%	3,713	169,016
Goldman Sachs Group, Inc. (The)	3.4%	556	190,919
JPMorgan Chase & Co.	3.9%	1,647	220,863
KeyCorp.	2.4%	7,749	134,987
US Bancorp.	4.3%	5,677	247,574
			1,115,730
Beverages	3.5%
Coca-Cola Co. (The)	3.5%	3,139	199,672
Biotechnology	3.3%
Gilead Sciences, Inc.	3.3%	2,160	185,436
Chemicals	1.8%
Huntsman Corp.	1.8%	3,802	104,479
Diversified Financial Services	5.0%
CME Group, Inc.	2.1%	702	118,048
Jefferies Financial Group, Inc.	2.9%	4,906	168,178
			286,226
Insurance	6.7%
Everest Re Group Ltd	3.3%	554	183,523
Old Republic International Corp.	3.4%	8,019	193,659
			377,182
Media	3.3%
Comcast Corp. – Class A	3.3%	5,403	188,943
Packaging & Containers	2.0%
Sonoco Products Co.	2.0%	1,907	115,774
Pharmaceuticals	19.3%
AbbVie, Inc	4.0%	1,412	228,193
Cardinal Health, Inc.	2.8%	2,057	158,121
Johnson & Johnson	4.7%	1,521	268,685
Merck & Co., Inc.	4.3%	2,204	244,534
Pfizer, Inc.	3.5%	3,807	195,071
			1,094,604
REITS	6.8%
Extra Space Storage, Inc.	2.6%	990	145,708
Lamar Advertising Co. – Class A	2.3%	1,366	128,950
STAG Industrial, Inc.	1.9%	3,366	$108,756
			383,414

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2022 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Retail	7.8%
Genuine Parts Co.	4.2%	1,355	235,106
Walgreens Boots Alliance, Inc.	3.6%	5,490	205,106
			440,212
Semiconductors	7.2%
Broadcom, Inc.	3.4%	342	191,223
Texas Instruments, Inc.	3.8%	1,323	218,586
			409,809
Telecommunications	2.5%
Cisco Systems, Inc.	2.5%	2,989	142,396
Transportation	3.9%
United Parcel Service, Inc. – Class B	3.9%	1,263	219,560
Total Common Stocks (Cost $5,373,893)	98.2%		5,568,727
Money Market Funds	1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.19%(a) (Cost $98,978)	1.7%	98,978	98,978
Total Investments (Cost $5,472,871)	99.9%		5,667,705
Other Assets in Excess of Liabilities	0.1%		8,140
Total Net Assets	100.0%		$5,675,845

(a)	Reflects the 7-day yield at December 31, 2022.

Summary of Investments by Country^
United States	96.8%
Bermuda	3.2
100.0%

Summary of Investments by Sector^
Financial	38.2%
Consumer, Non-cyclical	26.1
Communications	11.2
Consumer, Cyclical	7.8
Technology	7.2
Industrial	5.9
Basic Materials	1.9
Money Market Fund	1.7
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2022

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022 (unaudited)

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$2,884,468	$3,376,072
Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	329,009	158,760
Cash	4,863,396	181,725
Receivables:
Deposit with broker	714,732	8,869
Variation margin on Commodity Futures Contracts	160,362	57,501
Dividends and Interest	25,564	10,145
Other Assets	676	—
Total Assets	8,978,207	3,793,072

Liabilities:
Written Call Options, at fair value	—	13,650
Payables:
Accrued Management Fees	6,446	1,429
Total Liabilities	6,446	15,079
Total Net Assets	$8,971,761	$3,777,993

Net Assets Consist of:
Capital Paid In	$13,744,046	$3,876,270
Total Distributable Earnings (Loss)	(4,772,285)	(98,277)
Total Net Assets	$8,971,761	$3,777,993

Net Asset Value Per Share:
Total Net Assets	$8,971,761	$3,777,993
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	500,000	150,000
Net Asset Value	$17.94	$25.19
Investments, at Cost	$2,884,468	$3,376,072
Written Call Options, Premiums received	$—	$10,024

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022 (unaudited)

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Assets:
Investments, at Market Value	$180,191,147	$5,667,705
Receivables:
Investment securities sold	332,115	—
Dividends	281,927	10,953
Interest	4,810	371
Total Assets	180,809,999	5,679,029

Liabilities:
Payables:
Accrued Management Fees	130,749	3,184
Total Liabilities	130,749	3,184
Total Net Assets	$180,679,250	$5,675,845

Net Assets Consist of:
Capital Paid In	$148,991,019	$5,583,475
Total Distributable Earnings (Loss)	31,688,231	92,370
Total Net Assets	$180,679,250	$5,675,845

Net Asset Value Per Share:
Total Net Assets	$180,679,250	$5,675,845
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	5,400,000	225,000
Net Asset Value	$33.46	$25.23
Investments, at Cost	$147,733,762	$5,472,871

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2022

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2022

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Investment Income:
Interest Income	$131,779	$37,942
Total Investment Income	131,779	37,942

Expenses:
Management Fees	38,520	7,401
Total Expenses	38,520	7,401
Less Fees Waived (Note 4)	(9,630)	—
Net Expenses	28,890	7,401
Net Investment Income (Loss)	102,889	30,541

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity Futures Contracts(a)	(826,126)	(243,534)
Net Realized Gain (Loss) on Written Call Options	—	57,171
Net Realized Gain (Loss) on Short-term investments	—	(2)
Net realized gain (loss)	(826,126)	(186,365)
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	930,981	261,420
Net Change in Unrealized Appreciation (Depreciation) on Written Call Options	—	(7,898)
Net change in unrealized appreciation (depreciation)	930,981	253,522
Net Change in Realized and Unrealized Gain (Loss) on Commodity Futures Contracts, Written Call Options and Short-term investments	104,855	67,157
Net Increase (Decrease) in Net Assets Resulting from Operations	$207,744	$97,698

(a)	Net of commissions of $4,189 and $1,224 respectively.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2022

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Investment Income:
Dividend Income (less net foreign withholding tax $187,387 and $0)	$3,169,140	$107,484
Total Investment Income	3,169,140	107,484

Expenses:
Management Fees	740,564	17,893
Total Expenses	740,564	17,893
Net Investment Income (Loss)	2,428,576	89,591

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	765,550	(103,869)
Foreign currency translations	(23,162)	—
Net realized gain (loss)	742,388	(103,869)
Net change in unrealized appreciation (depreciation) on:
Investments	12,756,885	522,188
Foreign currency translations	(414)	—
Net change in unrealized appreciation (depreciation)	12,756,471	522,188
Net Change in Realized and Unrealized Gain (Loss) on Investments	13,498,859	418,319
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,927,435	$507,910

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2022

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund		USCF Gold Strategy Plus Income Fund
	For the Period Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period Ended December 31, 2022 (unaudited)	For the Period Ended June 30, 2022(a)
Operations:
Net Investment Income (Loss)	$102,889	$(36,787)	$30,541	$(3,415)
Net Realized Gain (Loss)	(826,126)	3,453,823	(186,365)	171,930
Net Changes in Unrealized Appreciation (Depreciation)	930,981	(859,632)	253,522	(98,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	207,744	2,557,404	97,698	70,127

Distributions to Shareholders from:
Distributions	(2,892,307)	(1,425,792)	(72,684)	(20,766)
Total Distributions to Shareholders	(2,892,307)	(1,425,792)	(72,684)	(20,766)

Shareholder Transactions:
Proceeds from Shares Sold	2,186,889	3,531,106	574,484	3,783,572
Cost of Shares Redeemed	(1,137,921)	(2,275,774)	—	(654,438)
Net Increase (Decrease) in Net Assets from Shares Transactions	1,048,968	1,255,332	574,484	3,129,134
Net Increase (Decrease) in Net Assets	(1,635,595)	2,386,944	599,498	3,178,495

Net Assets:
Beginning of Period	10,607,356	8,220,412	3,178,495	—
End of Period	$8,971,761	$10,607,356	$3,777,993	$3,178,495

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	450,000	400,000	125,000	—
Shares Issued	100,000	150,000	25,000	150,000
Shares Redeemed	(50,000)	(100,000)	—	(25,000)
Shares Outstanding, End of Period	500,000	450,000	150,000	125,000

(a)	Inception Date, November 2, 2021.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy Income Fund		USCF Dividend Income Fund
	For the Period Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022	For the Period Ended December 31, 2022 (unaudited)	For the Period Ended June 30, 2022(a)
Operations:
Net Investment Income (Loss)	$2,428,576	$3,429,311	$89,591	$13,521
Net Realized Gain (Loss)	742,388	515,723	(103,869)	—
Net Changes in Unrealized Appreciation (Depreciation)	12,756,471	7,114,756	522,188	(327,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,927,435	11,059,790	507,910	(313,833)

Distributions to Shareholders from:
Net Investment Income	(4,625,221)	(3,371,431)	(101,707)	—
Return of Capital	—	(2,174,056)	—	—
Total Distributions to Shareholders	(4,625,221)	(5,545,487)	(101,707)	—

Shareholder Transactions:
Proceeds from Shares Sold	18,254,741	45,822,791	—	5,583,475
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	18,254,741	45,822,791	—	5,583,475
Net Increase (Decrease) in Net Assets	29,556,955	51,337,094	406,203	5,269,642

Net Assets:
Beginning of Period	151,122,295	99,785,201	5,269,642	—
End of Period	$180,679,250	$151,122,295	$5,675,845	$5,269,642

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	4,850,000	3,400,000	225,000	—
Shares Issued	550,000	1,450,000	—	225,000
Shares Redeemed	—	—	—	—
Shares Outstanding, End of Period	5,400,000	4,850,000	225,000	225,000

(a)	Inception Date, June 7, 2022.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report December 31, 2022

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICATED:

	For the									For the
	Period Ended									Period
	December 31,									Ended
	2022		For the Year Ended June 30,							June 30,
	(Unaudited)		2022		2021		2020		2019	2018(a)
Net Asset Value, Beginning of Period	$23.57		$20.55		$13.17		$18.46		$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.23		(0.09)		(0.09)		0.12		0.26	0.02
Net Realized and Unrealized Gain (Loss)	0.24		6.67		7.47		(5.31)		(3.54)	(0.06)
Total Income (Loss) from Operations	0.47		6.58		7.38		(5.19)		(3.28)	(0.04)

Less Distributions From:
Net Investment Income (Loss)	(6.10)		(3.56)		—		(0.10)		(0.20)	(0.02)
Total Distributions	(6.10)		(3.56)		—		(0.10)		(0.20)	(0.02)
Net Assets Value, End of Period	$17.94		$23.57		$20.55		$13.17		$18.46	$21.94

Total Return(c)	2.68%		37.52%		56.04%		(28.20)%		(14.98)%	(0.17)%
Net Assets, End of Period (thousands)	$8,972		$10,607		$8,220		$2,634		$3,691	$8,774
Ratios of Average Net Assets:
Gross Expenses	0.80	%(d)(e)	0.80	%(e)	0.80	%(e)	0.94	%(e)	0.80%	0.80	%(d)
Net Expenses	0.60	%(d)(e)	0.60	%(e)	0.60	%(e)	0.77	%(e)	0.80%	0.80	%(d)
Net Investment Income (Loss)	2.14	%(d)	(0.42)%		(0.56)%		0.73%		1.27%	0.67	%(d)
Portfolio Turnover Rate(f)	0%		0%		0%		0%		123%	19%

(a)	Inception Date, May 2, 2018.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed to waive 0.20% of its management fees. Such waiver is currently in effect through October 31, 2023.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2022 (Unaudited)		For the Period Ended June 30, 2022(a)
Net Asset Value, Beginning of Period	$25.43		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.23		(0.03)
Net Realized and Unrealized Gain (Loss)	0.09		0.63
Total Income (Loss) from Operations	0.32		0.60

Less Distributions From:
Net Investment Income (Loss)	(0.56)		(0.17)
Total Distributions	(0.56)		(0.17)
Net Assets Value, End of Period	$25.19		$25.43

Total Return(c)	1.47%		2.38%
Net Assets, End of Period (thousands)	$3,778		$3,178
Ratios of Average Net Assets:
Expenses	0.45	%(d)	0.45	%(d)
Net Investment Income (Loss)	1.86	%(d)	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%		0%

(a)	Inception Date, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report December 31, 2022

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022	For the Period Ended June 30, 2021(a)
Net Asset Value, Beginning of Period	$31.16		$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.47		0.84	0.21
Net Realized and Unrealized Gain (Loss)	2.72		2.30	5.09
Total Income (Loss) from Operations	3.19		3.14	5.30

Less Distributions From:
Net Investment Income (Loss)	(0.75)		(0.81)	(0.18)
Capital Gain Dividends	(0.14)		—	—
Return of Capital	—		(0.52)	(0.06)
Total Distributions	(0.89)		(1.33)	(0.24)
Net Assets Value, End of Period	$33.46		$31.16	$29.35

Total Return(c)	10.12%		10.74%	21.83%
Net Assets, End of Period (thousands)	$180,679		$151,122	$99,785
Ratios of Average Net Assets:
Expenses	0.85	%(d)	0.85%	0.85	%(d)
Net Investment Income (Loss)	2.79	%(d)	2.68%	2.80	%(d)
Portfolio Turnover Rate(e)	12%		18%	8%

(a)	Inception Date, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2022 (Unaudited)		For the Period Ended June 30, 2022(a)
Net Asset Value, Beginning of Period	$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.40		0.06
Net Realized and Unrealized Gain (Loss)	1.86		(1.82)
Total Income (Loss) from Operations	2.26		(1.76)

Less Distributions From:
Net Investment Income (Loss)	(0.45)		—
Total Distributions	(0.45)		—
Net Assets Value, End of Period	$25.23		$23.42

Total Return(c)	9.78%		(7.00)%
Net Assets, End of Period (thousands)	$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.65	%(d)	0.65	%(d)
Net Investment Income (Loss)	3.25	%(d)	4.44	%(d)
Portfolio Turnover Rate(e)	27%		0%

(a)	Inception Date, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report December 31, 2022

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2022, the Trust has established four investment portfolios, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Midstream Energy Income Fund (“UMI”), the USCF Gold Strategy Plus Income Fund (“GLDX”), and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on the NYSE Arca Equity, Inc. (“NYSE Arca”) on May 3, 2018. UMI commenced operations on March 23, 2021. Shares of UMI were listed on NYSE Arca on March 24, 2021. GLDX commenced operations on November 2, 2021. Shares of GLDX were listed on the NYSE Arca on November 3, 2021. UDI commenced operations on June 7, 2022. Shares of UDI were listed on the NYSE Arca on June 8, 2022. SDCI, GLDX and UMI are non-diversified investment portfolios, while UDI is diversified. Other series or portfolios may be added to the Trust in the future. The Adviser serves as the investment adviser to each of the Funds, USCF Cayman Commodity 2, the wholly-owned subsidiary of SDCI, and USCF Cayman Commodity 4, the wholly-owned subsidiary of GLDX (each, a “Subsidiary”, and collectively, the “Subsidiaries”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.). SummerHaven Investment Management, LLC (“SummerHaven”) serves as the sub-adviser to GLDX and the Subsidiaries. Miller/Howard Investments, Inc. (“Miller/Howard”) serves as the sub-adviser to UMI and UDI (SummerHaven and Miller/Howard, each a “Sub-Adviser” and together, the “Sub-Advisers”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U. S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

23

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946, including Accounting Standards Update 2013-08.

Commodity Pools

Each of SDCI and GLDX and their respective Subsidiaries invest in commodity interests and are considered commodity pools, thereby subjecting SDCI, GLDX and the Subsidiaries to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The NFA is designated by the CFTC as a registered futures association and is the self-regulatory organization for the U.S. derivatives industry. SDCI, GLDX and the Subsidiaries operate in accordance with CFTC and NFA rules.

In connection with its role as investment adviser to SDCI, GLDX and the Subsidiaries, the Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, GLDX and UDI, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is it’s “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

24	Semi-Annual Report December 31, 2022

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Security Valuation

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non- NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”). Rule 2a-5 under the 1940 Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

25

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

26	Semi-Annual Report December 31, 2022

Physical Gold

GLDX invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. GLDX does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

GLDX follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to GLDX will cause GLDX to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

GLDX will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

27

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SDCI, GLDX and the Subsidiaries may purchase and sell commodity contracts in the form of forwards, futures, and options; may enter into foreign exchange contracts; may enter into swap agreements; may enter into other financial transactions; and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws. SDCI, GLDX and the Subsidiaries may also invest in other instruments related to commodities, including structured notes, and securities of commodities finance and operating companies. In the commodity futures market, there are often costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while SDCI, GLDX and the Subsidiaries are invested in futures with respect to that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for SDCI, GLDX and the Subsidiaries. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

28	Semi-Annual Report December 31, 2022

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statement of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, a Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

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No secondary market for such contracts exists. Although a Fund may purchase futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most Futures Exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Fund. When a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM.

A summary of the open futures and options contracts as of December 31, 2022, is included in a table following SDCI and GLDX’s respective Schedule of Investments.

The following table summarize the value of SDCI and GLDX’s respective derivative instruments held as of December 31, 2022, presented by primary underlying risk exposure:

		Asset Derivatives		Liability Derivatives
		Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$329,009	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts

GLDX	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$158,760	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts

	Equity Contracts	Written Call Options, at Fair Value		Written Call Options, at Fair Value	$(13,650)

*	Included cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

30	Semi-Annual Report December 31, 2022

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in SDCI and GLDX’s respective earnings during the period ended December 31, 2022, and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

The Effect of Derivative Instruments on the Consolidated Statement of Operations

	The Effect of Derivative Instruments on the Consolidated Statement of Operations		Period Ended December 31, 2022
	Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Gain (Loss) on Derivatives
SDCI	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$(826,126)

		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$930,981

GLDX	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$(243,534)

		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$261,420

	Written Call Options	Net Realized Gain (Loss) on Written Call Options	$57,171

		Net Change in Unrealized Appreciation (Depreciation) on Written Call Options		$(7,898)

For the period ended December 31, 2022, the average monthly volume of derivatives for SDCI and GLDX were as follows:

	Commodity	Written Call
	Futures Contracts	Options
	(Notional Value)	(Notional Value)
SDCI	$9,743,604	$—
GLDX	3,408,776	(8,850)

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of investments at December 31, 2022, for the Funds, using the fair value hierarchy:

SDCI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Treasury Obligations	$2,380,468	$—	$2,380,468	$—
United States Money Market Funds	504,000	504,000	—	—
Total Cash Equivalents, at fair value	$2,884,468	$504,000	$2,380,468	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$107,302	$107,302	$—	$—
United States Contracts	221,707	221,707	—	—
Total Exchange-Traded Futures Contracts	$329,009	$329,009	$—	$—
Total Investments, at fair value	$3,213,477	$833,009	$2,380,468	$—

32	Semi-Annual Report December 31, 2022

GLDX

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Treasury Obligations	$3,376,072	$—	$3,376,072	$—
Total Cash Equivalents, at fair value	$3,376,072	$—	$3,376,072	$—
Written Call Options:
United States Contracts	$(13,650)	$(13,650)	$—	$—
Total Written Call Options	$(13,650)	$(13,650)	$—	$—
Exchange-Traded Futures Contracts:
United States Contracts	$158,760	$158,760	$—	$—
Total Exchange-Traded Futures Contracts	$158,760	$158,760	$—	$—
Total Investments, at fair value	$3,521,182	$145,110	$3,376,072	$—

UMI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Pipelines	$133,776,392	$133,776,392	$—	$—
Total Common Stocks	$133,776,392	$133,776,392	$—	$—
Master Limited Partnerships:
Pipelines	$43,549,764	$43,549,764	$—	$—
Total Master Limited Partnerships	$43,549,764	$43,549,764	$—	$—
Cash Equivalents:
United States Money Market Funds	$2,864,991	$2,864,991	$—	$—
Total Cash Equivalents, at fair value	$2,864,991	$2,864,991	$—	$—
Total Investments, at fair value	$180,191,147	$180,191,147	$—	$—

UDI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Advertising	$305,290	$305,290	$—	$—
Banks	1,115,730	1,115,730	—	—
Beverages	199,672	199,672	—	—
Biotechnology	185,436	185,436	—	—
Chemicals	104,479	104,479	—	—
Diversified Financial Services	286,226	286,226	—	—
Insurance	377,182	377,182	—	—
Media	188,943	188,943	—	—
Packaging & Containers	115,774	115,774	—	—
Pharmaceuticals	1,094,604	1,094,604	—	—
REITS	383,414	383,414	—	—
Retail	440,212	440,212	—	—
Semiconductors	409,809	409,809	—	—
Telecommunications	142,396	142,396	—	—
Transportation	219,560	219,560	—	—
Total Common Stocks	$5,568,727	$5,568,727	$—	$—
Cash Equivalents:
United States Money Market Funds	$98,978	$98,978	$—	$—
Total Cash Equivalents, at fair value	$98,978	$98,978	$—	$—
Total Investments, at fair value	$5,667,705	$5,667,705	$—	$—

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Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Consolidated Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

As of and during the period ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

34	Semi-Annual Report December 31, 2022

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2022 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on a quarterly basis, except for UDI, which intends to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment every quarter or month, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short- term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long- term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

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In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

36	Semi-Annual Report December 31, 2022

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in SDCI and GLDX, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual fund. Through its Subsidiary, SDCI and GLDX are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of SDCI and GLDX is the sole shareholder of its respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, SDCI and GLDX will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of SDCI and GLDX may invest up to 25% of its total assets in its respective Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the applicable Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2022, SDCI, GLDX and their respective Subsidiaries net assets were as follows:

			% of Fund Represented by
Fund	Total Net Assets	Subsidiary Net Assets	Subsidiary’s Net Assets
SDCI	$8,971,761	$1,714,504	19.1%
GLDX	3,777,993	777,958	20.6%

Other Investment Companies Risk

Each Fund may invest in securities of other registered investment companies, including U.S. government money market funds, mutual funds and other ETFs. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses. The Fund will also indirectly bear the risks to which that investment company is subject.

As a matter of fundamental policy, each Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this restriction does not limit the Fund’s investments in (i) securities or other instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (ii) securities of other investment companies. When determining compliance with this fundamental policy, the Fund will consider the concentration of affiliated and unaffiliated underlying investment companies.

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Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as the recent outbreak of COVID-19. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

38	Semi-Annual Report December 31, 2022

New Fund Risk

Since UMI, GLDX and UDI are new funds, there can be no assurance that they will grow to or maintain an economically viable size.

Derivatives Risk

With respect to SDCI and GLDX, the value of a derivative instrument, such as the Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for GLDX and SDCI than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Commodities Risk

With respect to SDCI and GLDX, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI and GLDX’s NAV and market price.

39

Commodities Tax Risk

SDCI and GLDX intend to qualify as regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If SDCI and GLDX qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy certain source-of-income requirements. The Internal Revenue Service issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, GLDX and SDCI each intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. GLDX and SDCI anticipate that their inclusion of income from their Subsidiary will be qualifying income for purposes of the RIC source-of- income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy. GLDX and SDCI seek to manage their investments in their Subsidiary and in commodities investments as necessary to maintain their qualification as RICs.

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

40	Semi-Annual Report December 31, 2022

ESG Investing Risk

UMI and UDI’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI or UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI or UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause the funds to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

Infectious Illness Risk

An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. There remains significant uncertainty around the duration of the impacts from COVID-19, including uncertainty regarding new variants that have emerged. Other infectious illness outbreaks in the future may result in similar impacts.

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NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI and GLDX, the Adviser also serves as investment adviser to their respective Subsidiary pursuant to a separate investment advisory agreement. The Board approved and renewed the advisory agreements for SDCI, GLDX, UMI and each of the Subsidiaries at a meeting held on July 28, 2022. The Board approved the advisory agreement for UDI on February 17, 2022. SummerHaven serves as the sub-adviser to GLDX and each Subsidiary pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of GLDX and each Subsidiary. The sub-advisory agreements with respect to GLDX and each Subsidiary were approved and renewed by the Board at a meeting held on July 28, 2022. Miller/ Howard serves as the sub-adviser to UMI and UDI pursuant to sub-advisory agreements approved by the Board on July 28, 2022 and February 17, 2022, respectively.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
SDCI	0.80%
GLDX	0.45%
UMI	0.85%
UDI	0.65%

At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019 and has subsequently been renewed on an annual basis. The agreement was renewed on September 20, 2021, and on July 28, 2022, and will remain in effect through October 31, 2023, and may be renewed by the Adviser in its sole discretion thereafter.

42	Semi-Annual Report December 31, 2022

The agreement may be amended or terminated only by the agreement of the Board and the Adviser, and terminated automatically with respect to the Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund. Amounts waived are not subject to recoupment by the Adviser.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services it provides to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub- advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisor Fee
SDCI	0.06%
GLDX	0.15%
UMI	0.38%
UDI*	0.20%

*	As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.

Annual Fee as
a percent
Assets	of average daily
On the first $5 million ($0 – $5,000,000)	0.20%
On the next $45 million ($5,000,001 – $50,000,000)	0.00%
On the next $50 million ($50,000,001 – $100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

43

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker- dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Units for SDCI and UMI generally consist of 50,000 shares. For UDI and GLDX, Creation Units generally consist of 25,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Units.

Each of SDCI and GLDX generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SDCITR (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

44	Semi-Annual Report December 31, 2022

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

			In-Kind	In-Kind
Fund	Purchases	Sales	Creations	Redemptions
SDCI	$—	$—	$—	$—
GLDX	—	—	—	—
UMI	20,829,206	23,173,436	18,060,684	—
UDI	1,420,342	1,473,737	—	—

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of December 31, 2022, the Funds have not generated a net capital loss carryforward.

45

NOTE 9 – TAX COST OF INVESTMENTS

As of December 31, 2022, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate	Aggregate
	Aggregate	Appreciation	Gross Unrealized	Gross Unrealized
Fund	Tax Cost	(Depreciation)	Appreciation	(Depreciation)
SDCI	$2,884,468	$—	$—	$—
GLDX	3,376,072	—	—	—
UMI	147,733,762	32,457,385	34,648,085	(2,190,700)
UDI	5,472,871	194,834	325,379	(130,545)

NOTE 10 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Trust’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined that there will be no material impacts to the financial statements.

NOTE 13 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

46	Semi-Annual Report December 31, 2022

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Evaluation and Approval of Continuation of the Investment Advisory Agreements

At its quarterly meeting held on July 28, 2022 (the “July Meeting”), the Board of Trustees (the “Board”) of the USCF ETF Trust (the “Trust”), including a majority of Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between USCF Advisers, LLC (the “Adviser”) and the Trust on behalf of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), USCF Midstream Energy Income Fund (“UMI”), and USCF Gold Strategy Plus Income Fund (“GLDX”) (the “Advisory Agreement”); and continuation of the investment advisory agreements between the Adviser and USCF Cayman Commodity 2, SDCI’s wholly-owned Cayman subsidiary (“SDCI Subsidiary”) and between the Adviser and USCF Cayman Commodity 4, GLDX’s wholly-owned Cayman subsidiary (“GLDX Subsidiary”) (each a “Cayman Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the July Meeting, the presentations made during the July Meeting, and the comprehensive discussion during the July Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and histories of the Adviser; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s other clients; (vi) the amount of the proposed advisory fees in comparison to similarly managed funds, and of the Adviser’s other clients; (vii) the estimated total expenses of SDCI, UMI and GLDX in comparison to similarly managed funds; (viii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by SDCI, UMI, or GLDX resulting from relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

47

In connection with their review of the Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided and to be provided by the Adviser to SDCI, UMI, GLDX and the SDCI and GLDX Subsidiaries under their respective Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the July Meeting, including the information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s experience in working with SummerHaven Investment Management LLC (“SummerHaven”) and Miller/Howard Investments, Inc. (“Miller/Howard”), as sub-advisers; and the quality of the Adviser’s compliance program. The Board considered how the Adviser had retained SummerHaven and Miller/Howard to provide certain services to the SDCI and GLDX Subsidiaries and UMI, respectively. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by, or arranged to be provided by, the Adviser. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement and Cayman Advisory Agreements would benefit SDCI, UMI, GLDX, the SDCI Subsidiary, the GLDX Subsidiary and the shareholders SDCI, UMI and GLDX.

Investment Performance. The Board reviewed the investment performance of SDCI, UMI and GLDX by considering SDCI’s, UMI’s and GLDX’s achievement of their respective stated objectives, SDCI’s, UMI’s and GLDX’s performance compared to the performance of other funds with similar investment objectives and policies but with different advisers, and the performance of SDCI, UMI and GLDX compared to their benchmark indices and other appropriate market indices and published fund averages. The Board concluded that SDCI, UMI and GLDX were performing as expected.

Fees and Expenses. The Board compared the advisory fee of SDCI, UMI and GLDX to the advisory fees of other funds managed by the Adviser and other funds managed by other advisers, but with similar investment strategies as SDCI, UMI and GLDX. The Board noted that each of SDCI, UMI and GLDX had a unitary fee that included the sub- advisory fee and most other expenses. The Board noted that there was no separate fee paid to the Adviser under the agreements with the SDCI and GLDX Subsidiaries. After further discussion, the Board concluded that SDCI’s, UMI’s and GLDX’s advisory fee, as well as the overall projected expense ratio, were acceptable considering the quality of the services SDCI, UMI and GLDX expect to receive from the Adviser and the level of fees paid by similar funds. In connection with the review of the unitary fee for SDCI, the Board considered that the Adviser had agreed to a fee waiver for the Fund.

48	Semi-Annual Report December 31, 2022

Economies of Scale. The Board considered whether economies of scale exist with respect of the management of SDCI, UMI and GLDX. It was the consensus of the Board that considering the current size of SDCI, UMI and GLDX, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Advisory Agreement and Cayman Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of SDCI, UMI and GLDX. The Board also considered SDCI’s, UMI’s and GLDX’s operating expenses on the Adviser’s profits. The Board remarked that at current asset levels, the advisory fees received by the Adviser for the management of each of SDCI, UMI and GLDX, the Adviser was still not operating at a profit.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with SDCI, UMI and GLDX. The Board considered that the Adviser is not affiliated with any of SDCI’s, UMI’s and GLDX’s service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of SDCI, UMI and GLDX and would not receive the benefit of research provided by any such broker-dealer. Thereafter, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fees under each Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the applicable Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and the Cayman Advisory Agreements.

49

Board Evaluation and Approval of Continuation of the Investment Sub-Advisory Agreements

At its quarterly meeting held on July 28, 2022 (the “July Meeting”), the Board of Trustees (the “Board”) of the USCF ETF Trust (the “Trust”), including a majority of Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment sub-advisory agreements between (i) USCF Advisers, LLC (the “Adviser”) and SummerHaven Investment Management LLC (“SummerHaven”) with respect to USCF Gold Strategy Plus Income Fund (“GLDX”); (ii) the Adviser and Miller/Howard Investments, Inc. (“Miller/Howard”) with respect to USCF Midstream Energy Income Fund (“UMI”); (iii) the Adviser and SummerHaven with respect to the USCF Cayman Commodity 2, the wholly-owned Cayman subsidiary of USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI Subsidiary”); and (iv) the Adviser and SummerHaven with respect to USCF Cayman Commodity 4, GLDX’s wholly-owned Cayman subsidiary (“GLDX Subsidiary”) (each a “Sub-Advisory Agreement” and together the “Sub-Advisory Agreements”).

In approving the Sub-Advisory Agreements, the Board considered information provided by SummerHaven and Miller/Howard before and during the July Meeting, the presentations made during the July Meeting, and the comprehensive discussion during the July Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of SummerHaven and Miller/Howard; (ii) the experience and expertise of SummerHaven and Miller/Howard; (iii) the financial capabilities and resources of SummerHaven and Miller/Howard; (iv) the compliance procedures and histories of SummerHaven and Miller/Howard; (v) the performance of other accounts in comparison to similarly managed funds, and of SummerHaven’s and Miller/Howard’s other clients; (vi) the amount of the proposed sub-advisory fees in comparison to similarly managed funds, and of SummerHaven’s and Miller/Howard’s other clients; (vii) the estimated total expenses of the SDCI Subsidiary, UMI, GLDX and the GLDX Subsidiary in comparison to similarly managed funds; (viii) the estimated profitability level of SummerHaven and Miller/Howard with respect to the Sub-Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by SummerHaven or Miller/Howard, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the SDCI Subsidiary, UMI, GLDX and the GLDX Subsidiary resulting from relationships with SummerHaven and Miller/Howard; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

50	Semi-Annual Report December 31, 2022

In connection with their review of the Sub-Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by SummerHaven and Miller/Howard under the Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the Meeting, including information provided by the Adviser, SummerHaven and Miller/Howard in response to the Board’s requests for information. The Board considered SummerHaven’s and Miller/Howard’s operations and the services currently provided and to be provided to the SDCI and GLDX Subsidiaries and GLDX and UMI, including trading, administrative, compliance, and marketing support services. The Board considered SummerHaven’s and Miller/Howard’s experience advising other accounts; Miller/Howard’s experience in integrating ESG factors into its investment selection process; the experience and capabilities of SummerHaven’s and Miller/Howard’s senior management and other key personnel; SummerHaven’s and Miller/Howard’s overall financial strength; and the quality of SummerHaven’s and Miller/Howard’s compliance programs. The Board considered that SummerHaven and Miller/Howard were registered with the Securities and Exchange Commission (“SEC”) as investment advisers and that SummerHaven had substantial experience as a commodity pool operator. The Board also considered the services provided by SummerHaven to an affiliate of the Adviser. The Board concluded that the nature, extent, and quality of the services to be provided by SummerHaven and Miller/Howard under the Sub-Advisory Agreements would benefit the SDCI and GLDX Subsidiaries, and SDCI, UMI, GLDX and their shareholders.

Investment Performance. With respect to performance, the Board considered the performance of SDCI, GLDX and UMI, as well as the manner in which SummerHaven managed the commodity positions of the SDCI and GLDX Subsidiaries. The Board considered the performance of the other accounts managed by SummerHaven and Miller/Howard with similar investment strategies. With respect to the SDCI and GLDX Subsidiaries, the Board concluded that the SDCI and GLDX Subsidiaries were performing as expected within the fund structures of SDCI and GLDX and as compared to SDCI’s and GLDX’s benchmark indices.

Fees and Expenses. The Board reviewed the fees to be paid to SummerHaven and Miller/Howard for their services under the Sub-Advisory Agreements. The Board took into account that neither SDCI, GLDX nor the SDCI and GLDX Subsidiaries, or UMI would pay any fees to SummerHaven or Miller/Howard directly, and that the fees paid to SummerHaven and Miller/Howard would be paid from the unitary management fees paid to the Adviser. The Board also noted that the Adviser also paid a SummerHaven affiliate a fee for licensing and services related to the index used as a benchmark by SDCI. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services that the SDCI and GLDX Subsidiaries and GLDX and UMI had received and expect to receive from their applicable Sub-Adviser.

51

Economies of Scale. The Board considered whether SummerHaven and Miller/Howard would realize economies of scale with respect to the services to be provided to the SDCI and GLDX Subsidiaries and GLDX and UMI, as applicable. It was the consensus of the Board that based on the size of SDCI, GLDX, and UMI, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by SummerHaven and Miller/Howard under the Sub-Advisory Agreements and the related licensing agreement (with respect to SummerHaven only), and whether the amount of profit is a fair entrepreneurial profit for the services to be provided under the agreements. The Board noted that the Sub-Advisory Agreements and related agreements were negotiated at arms-length by the Adviser. The Board concluded that SummerHaven’s and Miller/Howard’s expected level of profitability from its relationship with the Trust was not excessive.

Collateral Benefits. The Board considered whether SummerHaven and Miller/Howard or their affiliates may receive other benefits as a result of its relationship with the Trust. The Board acknowledged that an affiliate of SummerHaven receives fees under a licensing agreement with the Adviser, and that the Adviser relies on that agreement to use names and marks in connection with SDCI. Despite this collateral benefit for SummerHaven and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the fees to be paid to SummerHaven and Miller/ Howard were reasonable in relation to the nature, extent, and quality of services to be provided.

Conclusion. Having requested and received such information from the Adviser, SummerHaven and Miller/Howard as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, the Board, including the Independent Trustees, concluded that the fees to be paid to SummerHaven and Miller/ Howard were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the Sub-Advisory Agreements.

52	Semi-Annual Report December 31, 2022

Investment Adviser

USCF Advisers, LLC

1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon
240 Greenwich Street

New York, New York 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz

H. Abram Wilson
Thomas Gard

53

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of a Fund, if applicable, is available without charge by contacting the Funds at 1.800.920.0259, on the Funds website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how a Fund voted such proxies, if applicable, for the most recent 12 month period ended June 30, 2022 is also available without charge by calling the Funds or by accessing a Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

A Fund files its completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. A Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. A Fund’s holdings can also be found at the Fund’s website www.uscfinvestments.com.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the Funds website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

54	Semi-Annual Report December 31, 2022

www.uscfinvestments.com
1-800-920-0259

The funds are distributed by ALPS Distributors, Inc.

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date	2/24/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date	2/24/2023

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	2/24/2023

* Print the name and title of each signing officer under his or her signature.